LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

6     LONG-TERM INVESTMENTS

Long-term investments consist of the following:

		December 31,
		2022	2023
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	12,000	11,992
Other equity investments without readily determinable fair values	(b)	15,000	15,000
Impairment of equity investments without readily determinable fair values		—	(4,000)
Total equity investments without readily determinable fair values, net		27,000	22,992
Equity method investments
Companies providing hockey program management		2,156	2,257
A company providing Internet product solutions	(c)	17,551	17,135
Impairment of equity method investments		(524)	(524)
Total equity method investments, net		19,183	18,868
Total long-term investments		46,183	41,860
(a)	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. In 2023, the Company sold a portion of shares in the education company. No impairment loss was recognized as of December 31, 2021, 2022 and 2023, and for the years then ended.
(b)	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. The Company recognized impairment loss of nil, nil and RMB4,000 for the years ended December 31 2021, 2022 and 2023, respectively. The Company written off impairment balance of 13,000, nil and nil for the years ended December 31 2021, 2022 and 2023, respectively.
(c)	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized as of December 31, 2021, 2022 and 2023, and for the years then ended.